Related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related parties
TOTAL ASSETS	€ 1,444,305	€ 1,339,125	€ 1,340,260
Loans and advances to customers	848,915	790,470	790,848
Debt instruments	199,351	191,312	180,130
Others	9,766	8,447	7,675
TOTAL LIABILITIES	1,337,472	1,236,426	1,241,507
Deposits from central banks and credit institutions	190,314	149,398	175,373
Customer deposits	777,730	691,111	683,142
Other liabilities	12,591	11,070	10,221
CONSOLIDATED PROFIT FOR THE YEAR	8,207	7,486	7,334
Interest income	56,041	55,156	57,198
Interest expense	(21,745)	(24,067)	(24,386)
Commission income	14,579	12,943	13,042
Commission expense	(2,982)	(2,763)	(3,009)
Insurance contracts	239	269	299
Related parties member
Related parties
Insurance contracts	239	269	299
Associates and Joint Ventures
Related parties
TOTAL ASSETS	6,048	5,884	6,542
Loans and advances to credit institutions	472	223	8
Loans and advances to customers	5,081	5,209	5,997
Debt instruments	473	452	537
Others	22
TOTAL LIABILITIES	748	824	1,122
Deposits from central banks and credit institutions	309	155	501
Customer deposits	414	669	620
Marketable debt securities	4		1
Other liabilities	21
CONSOLIDATED PROFIT FOR THE YEAR	1,020	609	802
Interest income	57	67	98
Interest expense	(3)	(15)	(15)
Gains/losses on financial assets and liabilities and others	302	15	73
Commission income	735	561	664
Commission expense	(71)	(19)	(18)
Other	3,881	4,146	4,123
Contingent liabilities and others	6	19	46
Contingent commitments	301	17	95
Derivative financial instruments	3,574	4,110	3,982
Members of the Board of Directors
Related parties
TOTAL LIABILITIES	19	27	25
Customer deposits	19	27	25
Other	7	1	2
Contingent liabilities and others	6
Contingent commitments	1	1	2
Executive vice presidents
Related parties
TOTAL ASSETS	21	22	28
Loans and advances to customers	21	22	28
TOTAL LIABILITIES	14	10	16
Customer deposits	14	10	16
Other	3	3	4
Contingent liabilities and others	1
Contingent commitments	2	3	4
Other related parties
Related parties
TOTAL ASSETS	300	307	573
Loans and advances to customers	279	286	293
Debt instruments	21	21	280
TOTAL LIABILITIES	63	124	103
Customer deposits	63	124	103
CONSOLIDATED PROFIT FOR THE YEAR	14	13	24
Interest income	8	10	17
Interest expense		(1)
Commission income	6	4	8
Commission expense			(1)
Other	597	846	2,682
Contingent liabilities and others	352	139	191
Contingent commitments	60	417	132
Derivative financial instruments	€ 185	€ 290	€ 2,359